Description of the Business - Additional Information (Detail)												1 Months Ended			12 Months Ended
	Nov. 09, 2017	Nov. 07, 2017 € / shares	Oct. 03, 2017 shares	Jun. 27, 2017 shares	Apr. 30, 2017 EUR (€) shares	Apr. 30, 2017 USD ($) shares	Apr. 12, 2017	Jan. 08, 2017 shares	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Oct. 31, 2014 EUR (€)	Nov. 30, 2017 EUR (€) € / shares shares	Nov. 30, 2017 USD ($) $ / shares shares	Apr. 30, 2017 EUR (€) € / shares shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Nov. 08, 2017
Disclosure of description of business [line items]
Initial public offering completion date											May 30, 2017
Initial public offering amount | €					€ 70,500,000						€ 17,700,000
Follow on offering amount before deducting offering expenses					€ 124,000,000	$ 144,000,000					€ 30,000,000	€ 124,000,000	$ 144,000,000
Ordinary shares issued | $													$ 5,374,033
Shareholders' equity | €									€ 35,638,000	€ 47,132,000					€ 181,419,000
Assets | €									44,967,000	53,004,000					195,261,000
Number of shares issued					3,000,000	3,000,000								3,000,000
Share placement price per share | € / shares														€ 23.50
Share subscription | €														€ 70,500,000
Percentage of share capital														25.55%
Percentage of discount on share price							5.62%
Weighted average share price percentage	9.79%						6.37%
Trading period							20
Offering price per ordinary share | (per share)		€ 20										€ 20.00	$ 23.26
Gross proceeds from offering												€ 108	$ 124
Option purchase period												30 days	30 days
Exchange rate																	1.1630
AGA 2016 [member] | Alexander Scheer [member]
Disclosure of description of business [line items]
Key management shares granted in share based compensation								15,000
AGA 2016 [member] | ERYTECH Pharma S.A employees [member]
Disclosure of description of business [line items]
Key management shares granted in share based compensation				8,652
BSA [member] | Allene Diaz [member]
Disclosure of description of business [line items]
Key management shares granted in share based compensation								15,000
BSA [member] | Board of directors [member]
Disclosure of description of business [line items]
Key management shares granted in share based compensation				55,000
SO2016 [member] | ERYTECH Pharma Inc employees [member]
Disclosure of description of business [line items]
Key management shares granted in share based compensation								3,000
SO2016 [member] | ERYTECH Pharma Inc employees [member]
Disclosure of description of business [line items]
Key management shares granted in share based compensation			30,000	18,000
SO2016 [member] | ERYTECH Pharma S.A employees [member]
Disclosure of description of business [line items]
Key management shares granted in share based compensation			16,650
SO2017 [member] | ERYTECH Pharma Inc employees [member]
Disclosure of description of business [line items]
Key management shares granted in share based compensation				22,200
AGA 2017 [member] | ERYTECH Pharma S.A employees [member]
Disclosure of description of business [line items]
Key management shares granted in share based compensation				74,475
Erymethionase [member]
Disclosure of description of business [line items]
Capitalized development cost | €															766,000
Assets | €															1,596,000
Ordinary shares [member] | Written put options [member]
Disclosure of description of business [line items]
Offering expenses payable															€ 112,000,000	$ 130,000,000
American depository scheme [member]
Disclosure of description of business [line items]
Ordinary shares offered												4,686,106	4,686,106
Offering price per ordinary share | (per share)												€ 20.00	$ 23.26
Percentage of ordinary shares issued												15.00%	15.00%
Gross proceeds from additional offering												€ 16,000,000	$ 19,000,000
American depository scheme [member] | Ordinary shares [member]
Disclosure of description of business [line items]
Additional shares issued												806,104	806,104
Private placements [member]
Disclosure of description of business [line items]
Ordinary shares issued									793,877	940,000			$ 687,927
Shares issued | €									€ 9,900,000	€ 25,400,000